Trade and other receivables	6 Months Ended
Jun. 30, 2019
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Trade and other receivables
17.	Trade and other receivables

Amounts falling due within one year:

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Trade receivables	7,713.8	7,422.6	8,062.2
Work in progress	419.5	405.8	366.5
VAT and sales taxes recoverable	270.6	245.5	264.2
Prepayments	391.0	420.4	287.3
Accrued income	3,731.1	3,672.4	3,541.2
Fair value of derivatives	10.0	2.1	1.3
Other debtors	634.2	565.3	578.8
	13,170.2	12,734.1	13,101.5

Amounts falling due after more than one year:

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Prepayments	2.8	4.2	3.0
Accrued income	22.8	21.8	16.5
Fair value of derivatives	6.3	—	8.4
Other debtors	150.8	144.4	152.1
	182.7	170.4	180.0

The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.

A bad debt expense of £14.0 million (period ended 30 June 2018: £21.8 million; year ended 31 December 2018: £55.1 million) was recognised on the Group’s trade receivables in the period.

The Group considers that the carrying amount of trade and other receivables approximates their fair value.